Goodwill and intangible assets, Goodwill and Intangible Assets, Net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in goodwill and intangible assets [Abstract]
Net book value	€ 2,153.6	€ 2,313.3
Additions - acquisitions - internal developments	18.2	11.1
Depreciation expense for the year	(22.6)	(17.8)
Net foreign exchange differences	30.7	(157.4)
Other	(7.7)	4.4
Net book value	2,172.2	2,153.6
Goodwill [Member]
Changes in goodwill and intangible assets [Abstract]
Net book value	2,047.8	2,199.2
Net foreign exchange differences	26.6	(151.2)
Other	0.0	(0.2)
Net book value	2,074.4	2,047.8
Licenses, Patents and Trademarks [Member]
Changes in goodwill and intangible assets [Abstract]
Net book value	42.1	43.6
Additions - acquisitions - internal developments	0.0	2.4
Depreciation expense for the year	(2.3)	(2.8)
Net foreign exchange differences	2.1	(3.1)
Other	(7.7)	2.0
Net book value	34.2	42.1
Software [Member]
Changes in goodwill and intangible assets [Abstract]
Net book value	18.7	15.7
Additions - acquisitions - internal developments	0.3	0.2
Depreciation expense for the year	(9.1)	(3.0)
Net foreign exchange differences	0.2	(0.2)
Other	7.2	6.0
Net book value	17.3	18.7
Other [Member]
Changes in goodwill and intangible assets [Abstract]
Net book value	45.0	54.8
Additions - acquisitions - internal developments	17.9	8.5
Depreciation expense for the year	(11.2)	(12.0)
Net foreign exchange differences	1.8	(2.9)
Other	(7.2)	(3.4)
Net book value	€ 46.3	€ 45.0